DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION	6 Months Ended
Jun. 30, 2026
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION

NOTE 8 - DISCONTINUED OPERATIONS:

A.	General

As described in Note 16 to the Company’s annual consolidated financial statements as of and for the year ended December 31, 2025, on October 17, 2025, the Company completed a strategic transaction with Cumberland Pharmaceuticals Inc. pursuant to which the Talicia® business and related commercial operations were transferred to THI.

Following completion of the transaction, the Company lost unilateral control over THI and accounts for its retained 70% interest in THI as an investment in a joint venture using the equity method.

The Company’s U.S. commercial operations and Talicia® licensing activities represented a separate major line of business and are therefore presented retrospectively as discontinued operations in accordance with IFRS 5. Comparative information for the six months ended June 30, 2025 has been re-presented accordingly.

B.	Financial performance of the discontinued operation

The results attributable to the discontinued operation were as follows:

	Six Months Ended
	June 30,
	2026	2025

	U.S. dollars in thousands

NET REVENUES	89	3,793
COST OF REVENUES	—	1,607
GROSS PROFIT	89	2,186
GENERAL AND ADMINISTRATIVE EXPENSES	263	3,171
OPERATING LOSS	(174)	(985)
FINANCIAL EXPENSES, net	(207)	(213)
LOSS FROM DISCONTINUED OPERATIONS	(381)	(1,198)

C.	Cash Flow Information of the Discontinued Operation:

Net cash flows attributable to the discontinued operation were as follows:

	Six Months Ended
		June 30,
	2026		2025

	U.S. dollars in thousands
OPERATING ACTIVITIES:
Net cash used in operating activities	(699)		(1,725)
Net cash provided by financing activities	—		—
Net cash provided by investing activities	—		—
DECREASE IN CASH AND CASH EQUIVALENTS	(699)		(1,725)

D.Comparative information for the six months ended June 30, 2025 has been re-presented to reflect the Talicia®

business as a discontinued operation in accordance with IFRS 5.